PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.8%
Communication Services : 2.7%
45,986
BCE, Inc.
$ 1,562,685
0.5
2,950
Cable One, Inc.
1,248,233
0.4
5,591
Electronic Arts, Inc.
741,758
0.2
131,988  Entravision
Communications Corp.
- Class A
216,460
0.1
44,593
Fox Corp. - Class B
1,276,252
0.4
80,443  Interpublic Group of
Cos., Inc.
2,624,855
0.9
4,972
Omnicom Group, Inc.
481,091
0.2
7,612  Townsquare Media,
Inc. - Class A
83,580
0.0
8,234,914
2.7
Consumer Discretionary : 7.4%
41,816
(1)
Accel Entertainment,
Inc.
493,011
0.2
20,159
(1)
Aptiv PLC
1,605,664
0.5
22,200
(1)
Atmus Filtration
Technologies, Inc.
715,950
0.2
52,043
BorgWarner, Inc.
1,807,974
0.6
9,985
Boyd Gaming Corp.
672,190
0.2
9,433
(2)
BRP, Inc.
632,954
0.2
13,487
Brunswick Corp.
1,301,765
0.4
1,100
(1)
Cavco Industries, Inc.
438,966
0.2
19,311  Cie Generale des
Etablissements
Michelin SCA
740,065
0.2
6,958  Darden Restaurants,
Inc.
1,163,030
0.4
14,093
(1)
Dave & Buster's
Entertainment, Inc.
882,222
0.3
22,608
(1)
Dollar Tree, Inc.
3,010,255
1.0
57,942
(1)
Everi Holdings, Inc.
582,317
0.2
9,206
(1)
Malibu Boats, Inc.
- Class A
398,436
0.1
27,694
(1)
MarineMax, Inc.
921,102
0.3
10,494
(1)
Mohawk Industries,
Inc.
1,373,560
0.5
20,788
(1)
OneWater Marine, Inc.
- Class A
585,182
0.2
4,012  Penske Automotive
Group, Inc.
649,904
0.2
10,306
(1)(2)
Red Robin Gourmet
Burgers, Inc.
78,944
0.0
17,486
(1)
Skyline Champion
Corp.
1,486,485
0.5
8,638
Sodexo SA
740,480
0.2
65,772
(1)(2)
Solo Brands, Inc.
- Class A
142,725
0.1
39,177
Tapestry, Inc.
1,860,124
0.6
23,627
(1)
Topgolf Callaway
Brands Corp.
382,049
0.1
22,665,354
7.4
Consumer Staples : 8.0%
173,624
Conagra Brands, Inc.
5,146,215
1.7
39,508  Edgewell Personal
Care Co.
1,526,589
0.5
36,355
General Mills, Inc.
2,543,759
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
17,049
Heineken NV
$ 1,643,659
0.5
109,741
Kenvue, Inc.
2,355,042
0.8
32,763
Kimberly-Clark Corp.
4,237,894
1.4
133,268  Koninklijke Ahold
Delhaize NV
3,987,631
1.3
6,716
Pernod Ricard SA
1,087,218
0.4
16,621  Spectrum Brands
Holdings, Inc.
1,479,435
0.5
12,583  Turning Point Brands,
Inc.
368,682
0.1
24,376,124
8.0
Energy : 7.3%
68,734
Baker Hughes Co.
2,302,589
0.7
28,029
Cactus, Inc. - Class A
1,403,973
0.5
66,425
ChampionX Corp.
2,383,993
0.8
8,297
Chord Energy Corp.
1,478,857
0.5
39,784
Coterra Energy, Inc.
1,109,178
0.4
149,094
(3)
Enterprise Products
Partners L.P.
4,350,563
1.4
46,782
EQT Corp.
1,734,209
0.6
22,962  Mach Natural
Resources L.P.
443,167
0.1
73,490
(2)
Magnolia Oil & Gas
Corp. - Class A
1,907,066
0.6
43,661  Northern Oil and Gas,
Inc.
1,732,468
0.6
40,074  Occidental Petroleum
Corp.
2,604,409
0.8
52,067  Permian Resources
Corp.
919,503
0.3
22,369,975
7.3
Financials : 20.0%
15,737
Aflac, Inc.
1,351,179
0.4
17,857
(3)
AllianceBernstein
Holding L.P.
620,352
0.2
21,334
Allstate Corp.
3,690,995
1.2
23,243
(2)
A-Mark Precious
Metals, Inc.
713,328
0.2
2,652  Ameriprise Financial,
Inc.
1,162,743
0.4
22,716
Ameris Bancorp
1,099,000
0.4
30,097  Axis Capital Holdings
Ltd.
1,956,907
0.6
4,196
(1)
Axos Financial, Inc.
226,752
0.1
27,994
Banc of California, Inc.
425,789
0.1
78,726  Bank of New York
Mellon Corp.
4,536,192
1.5
13,408
BankUnited, Inc.
375,424
0.1
55,358  Columbia Banking
System, Inc.
1,071,177
0.3
37,149  Commerce
Bancshares, Inc.
1,976,327
0.6
68,996  Compass Diversified
Holdings
1,660,734
0.5
66,538
CVB Financial Corp.
1,187,038
0.4
4,528
Enact Holdings, Inc.
141,183
0.0
153,202
F.N.B. Corp.
2,160,148
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,748  Fidelis Insurance
Holdings Ltd.
$ 462,611
0.2
58,553  First BanCorp/Puerto
Rico
1,027,020
0.3
48,689
First Hawaiian, Inc.
1,069,210
0.3
30,783  First Interstate
BancSystem, Inc.
- Class A
837,605
0.3
11,351
First Merchants Corp.
396,150
0.1
21,817
(1)
Hamilton Insurance
Group Ltd. - Class B
303,911
0.1
12,864  Hanover Insurance
Group, Inc.
1,751,691
0.6
67,194  Home BancShares,
Inc.
1,650,957
0.5
51,829
Northern Trust Corp.
4,608,635
1.5
135,055
Old National Bancorp
2,351,307
0.8
1,889
Origin Bancorp, Inc.
59,012
0.0
34,710  Pacific Premier
Bancorp, Inc.
833,040
0.3
20,869  Patria Investments Ltd.
- Class A
309,696
0.1
7,132  PNC Financial
Services Group, Inc.
1,152,531
0.4
7,676
Popular, Inc.
676,179
0.2
15,556  Provident Financial
Services, Inc.
226,651
0.1
15,519  Reinsurance Group of
America, Inc.
2,993,305
1.0
20,581
SouthState Corp.
1,750,002
0.6
21,639  T. Rowe Price Group,
Inc.
2,638,227
0.9
84,748
Truist Financial Corp.
3,303,477
1.1
13,588
UMB Financial Corp.
1,182,020
0.4
21,231
US Bancorp
949,026
0.3
70,495  Valley National
Bancorp
561,140
0.2
28,327  Webster Financial
Corp.
1,438,162
0.5
22,725
Westamerica BanCorp
1,110,798
0.4
11,989  Willis Towers Watson
PLC
3,296,975
1.1
61,294,606
20.0
Health Care : 11.2%
3,401  AmerisourceBergen
Corp.
826,409
0.3
4,539
(1)
AMN Healthcare
Services, Inc.
283,733
0.1
6,449  Becton Dickinson and
Co.
1,595,805
0.5
21,149
Cardinal Health, Inc.
2,366,573
0.8
19,408
(1)
Centene Corp.
1,523,140
0.5
38,373  DENTSPLY SIRONA,
Inc.
1,273,600
0.4
39,702
Embecta Corp.
526,845
0.2
10,012
(1)
Enovis Corp.
625,249
0.2
89,749
(1)
Envista Holdings Corp.
1,918,834
0.6
14,493  GE HealthCare
Technologies, Inc.
1,317,559
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
56,054
(1)
Henry Schein, Inc.
$ 4,233,198
1.4
24,496
(1)
Hologic, Inc.
1,909,708
0.6
9,897  Laboratory Corp. of
America Holdings
2,162,099
0.7
31,673
Quest Diagnostics, Inc.
4,215,993
1.4
17,358  Universal Health
Services, Inc. - Class B
3,167,141
1.0
49,290  Zimmer Biomet
Holdings, Inc.
6,505,294
2.1
34,451,180
11.2
Industrials : 15.3%
3,106
Atkore, Inc.
591,258
0.2
2,209  Barrett Business
Services, Inc.
279,924
0.1
39,828
(1)
Beacon Roofing
Supply, Inc.
3,903,941
1.3
19,791
Brink's Co.
1,828,293
0.6
53,146
Bunzl PLC
2,044,928
0.7
20,644
Cie de Saint-Gobain
1,602,264
0.5
3,642
Cummins, Inc.
1,073,115
0.4
34,816
Deluxe Corp.
716,861
0.2
79,057
(1)
DIRTT Environmental
Solutions
39,054
0.0
3,563
Dover Corp.
631,328
0.2
8,774
(1)
DXP Enterprises, Inc.
471,427
0.2
28,023
Emerson Electric Co.
3,178,369
1.0
90,293
(1)
Gates Industrial Corp.
PLC
1,599,089
0.5
2,990  General Dynamics
Corp.
844,645
0.3
13,867
(1)
GMS, Inc.
1,349,814
0.4
60,568  Heartland Express,
Inc.
723,182
0.2
75,055
(1)
Hillman Solutions
Corp.
798,585
0.3
4,902  Huntington Ingalls
Industries, Inc.
1,428,786
0.5
15,450
(1)
IBEX Holdings Ltd.
238,394
0.1
25,456  Johnson Controls
International PLC
1,662,786
0.5
2,470
Karat Packaging, Inc.
70,667
0.0
19,975
Korn Ferry
1,313,556
0.4
18,083
Loomis AB
504,723
0.2
7,739
Luxfer Holdings PLC
80,253
0.0
16,830  MSC Industrial Direct
Co., Inc. - Class A
1,633,183
0.5
13,426
Norfolk Southern Corp.
3,421,885
1.1
5,019
(1)
NV5 Global, Inc.
491,912
0.2
15,869
Oshkosh Corp.
1,979,023
0.7
6,531
Republic Services, Inc.
1,250,295
0.4
4,295  Science Applications
International Corp.
560,025
0.2
15,613  Sensata Technologies
Holding PLC
573,622
0.2
86,133
Southwest Airlines Co.
2,514,222
0.8
25,164
(2)
Tecnoglass, Inc.
1,309,283
0.4
35,487
Timken Co.
3,102,628
1.0
12,794
(1)
Titan Machinery, Inc.
317,419
0.1
15,007
(1)
Verra Mobility Corp.
374,725
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
19,492
Vinci SA
$ 2,501,390
0.8
47,004,854
15.3
Information Technology : 8.3%
27,918
Amdocs Ltd.
2,522,950
0.8
33,121
Avnet, Inc.
1,642,139
0.5
4,133
(1)
Axcelis Technologies,
Inc.
460,912
0.2
7,286
Belden, Inc.
674,756
0.2
13,571  Cognizant Technology
Solutions Corp. - Class
A
994,619
0.3
23,134
(1)
Coherent Corp.
1,402,383
0.5
14,966
(1)
Cohu, Inc.
498,817
0.2
13,012
(1)
Euronet Worldwide,
Inc.
1,430,409
0.5
51,565
EVERTEC, Inc.
2,057,443
0.7
14,034
(1)
F5, Inc.
2,660,706
0.9
74,976
HP, Inc.
2,265,775
0.7
41,963
Juniper Networks, Inc.
1,555,149
0.5
26,742  Kulicke & Soffa
Industries, Inc.
1,345,390
0.4
1,724
MKS Instruments, Inc.
229,292
0.1
30,364
(1)
Repay Holdings Corp.
334,004
0.1
13,990
TE Connectivity Ltd.
2,031,908
0.7
42,147
(1)
Teradata Corp.
1,629,824
0.5
14,840
Teradyne, Inc.
1,674,397
0.5
25,410,873
8.3
Materials : 4.2%
31,417
Akzo Nobel NV
2,347,408
0.8
158,661
Amcor PLC
1,508,866
0.5
90,081  Graphic Packaging
Holding Co.
2,628,564
0.9
8,362
(1)
Ingevity Corp.
398,867
0.1
13,851  Minerals Technologies,
Inc.
1,042,703
0.3
12,791  Packaging Corp. of
America
2,427,476
0.8
53,645
Pactiv Evergreen, Inc.
768,196
0.2
29,422
Sonoco Products Co.
1,701,769
0.6
12,823,849
4.2
Real Estate : 5.9%
42,588
CareTrust REIT, Inc.
1,037,870
0.3
24,475
Equity Residential
1,544,617
0.5
4,063  Essex Property Trust,
Inc.
994,663
0.3
134,467  Healthpeak Properties,
Inc.
2,521,256
0.8
7,819
Public Storage
2,267,979
0.8
61,575
Realty Income Corp.
3,331,207
1.1
36,284  Regency Centers
Corp.
2,197,359
0.7
9,975  Ryman Hospitality
Properties, Inc.
1,153,210
0.4
18,699
Terreno Realty Corp.
1,241,614
0.4
36,944
UMH Properties, Inc.
599,971
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
43,696
VICI Properties, Inc.
$ 1,301,704
0.4
18,191,450
5.9
Utilities : 8.5%
9,436
ALLETE, Inc.
562,763
0.2
33,277
CMS Energy Corp.
2,007,934
0.7
34,191
Duke Energy Corp.
3,306,612
1.1
49,025
Edison International
3,467,538
1.1
43,976
Evergy, Inc.
2,347,439
0.8
37,250
Eversource Energy
2,226,433
0.7
455  Luxfer Holdings PLC-
ADR
4,718
0.0
66,636
NorthWestern Corp.
3,393,771
1.1
21,212
ONE Gas, Inc.
1,368,810
0.4
27,723  Pinnacle West Capital
Corp.
2,071,740
0.7
12,451  Southwest Gas
Holdings, Inc.
947,895
0.3
39,670
Spire, Inc.
2,434,548
0.8
24,233  WEC Energy Group,
Inc.
1,990,014
0.6
26,130,215
8.5
Total Common Stock
(Cost $284,251,371)
302,953,394
98.8
OTHER
(4)
: —%
Consumer, Non-cyclical : —%
6,777
(5)(6)
The Fresh Market
Holdings, Inc.
—
—
Total Other
(Cost $—)
—
—
PREFERRED STOCK : 0.5%
Consumer Staples : 0.5%
21,727  Henkel AG & Co.
KGaA
1,746,336
0.5
Total Preferred Stock
(Cost $1,450,448)
1,746,336
0.5
Total Long-Term
Investments
(Cost $285,701,819)
304,699,730
99.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Repurchase Agreements : 1.3%
1,000,000
(7)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/33-03/01/54)
$ 1,000,000
0.3
846,273
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/28/2024, 5.360%,
due 04/01/2024
(Repurchase
Amount $846,770,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.375%-
7.000%, Market
Value plus accrued
interest $863,198, due
05/31/24-04/01/54)
846,273
0.3
1,000,000
(7)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,000,584,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/36-04/01/54)
1,000,000
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(7)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,000,583,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,020,001, due
01/01/28-07/15/58)
$ 1,000,000
0.4
Total Repurchase
Agreements
(Cost $3,846,273)
3,846,273
1.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.5%
1,569,412
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $1,569,412) $ 1,569,412 0.5
Total Short-Term
Investments
(Cost $5,415,685)
5,415,685
1.8
Total Investments in
Securities
(Cost $291,117,504) $ 310,115,415 101.1
Liabilities in Excess
of Other Assets (3,455,290) (1.1)
Net Assets $ 306,660,125 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Security is a Master Limited Partnership.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,234,914 $ — $ — $ 8,234,914
Consumer Discretionary 21,184,809 1,480,545 — 22,665,354
Consumer Staples 17,657,616 6,718,508 — 24,376,124
Energy 22,369,975 — — 22,369,975
Financials 61,294,606 — — 61,294,606
Health Care 34,451,180 — — 34,451,180
Industrials 40,351,549 6,653,305 — 47,004,854
Information Technology 25,410,873 — — 25,410,873
Materials 10,476,441 2,347,408 — 12,823,849
Real Estate 18,191,450 — — 18,191,450
Utilities 26,130,215 — — 26,130,215
Total Common Stock 285,753,628 17,199,766 — 302,953,394
Preferred Stock — 1,746,336 — 1,746,336
Short-Term Investments 1,569,412 3,846,273 — 5,415,685
Total Investments, at fair value $ 287,323,040 $ 22,792,375 $ — $ 310,115,415
Other Financial Instruments+
Forward Foreign Currency Contracts — 69,973 — 69,973
Total Assets $ 287,323,040 $ 22,862,348 $ — $ 310,185,388
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (3,801) $ — $ (3,801)
Total Liabilities $ — $ (3,801) $ — $ (3,801)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, VY
®
American Century Small-Mid Cap Value Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
The Fresh Market Holdings, Inc. 11/14/2022 $ — $ —
$ — $ —
At March 31, 2024, the following forward foreign currency contracts were outstanding for VY
®
American Century Small-Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 4,541,398 EUR 4,176,390 Bank of America N.A. 06/28/24 $ 19,533
USD 342,934 EUR 315,827 Bank of America N.A. 06/28/24 982
USD 1,332,521 CAD 1,807,825 Goldman Sachs International 06/28/24 (3,801)
USD 4,540,219 EUR 4,176,390 JPMorgan Chase Bank N.A. 06/28/24 18,354
USD 4,542,649 EUR 4,176,390 Morgan Stanley Capital Services LLC 06/28/24 20,783
USD 1,730,872 GBP 1,367,818 Morgan Stanley Capital Services LLC 06/28/24 3,697
USD 439,564 SEK 4,617,313 UBS AG 06/28/24 6,624
$ 66,172

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
SEK
—
Swedish Krona
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,024,345
Gross Unrealized Depreciation (15,026,434)
Net Unrealized Appreciation $ 18,997,911